Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary Of Significant Accounting Policy [Line Items]
Number of operating Segment | Segment	1
Foreign exchange gains	$ 2,500,000	$ 400,000	$ 100,000
Deferred IPO costs		1,007,000
Impairment loss	100,000	0	0
Accrued interest or penalties	0	0	0
IPO
Summary Of Significant Accounting Policy [Line Items]
Deferred IPO costs	0	$ 1,000,000.0	$ 0
Maximum
Summary Of Significant Accounting Policy [Line Items]
Required minimum balance maintained in connection with lease	$ 100,000
Percentage of qualifying research and development expenditure	33.35%
Percentage of subcontracted qualifying research and development expenditure	21.67%